T. ROWE PRICE International Discovery Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
MercadoLibre (USD) (1) 79,453 98,367
Total Argentina (Cost
$6,915
)
98,367
AUSTRALIA 1.5%
Common Stocks 1.5%
ALS  1,561,225 12,348
Cochlear  179,071 28,808
IDP Education  1,482,209 24,839
oOh!media  16,781,692 15,764
Pilbara Minerals  5,871,124 19,208
Total Australia (Cost
$76,496
)
100,967
AUSTRIA 1.8%
Common Stocks 1.8%
BAWAG Group  1,988,258 96,863
Schoeller-Bleckmann Oilfield Equipment  394,888 23,932
Total Austria (Cost
$116,716
)
120,795
BRAZIL 2.5%
Common Stocks 1.8%
Arco Platform, Class A (USD) (1) 1,619,800 20,912
CI&T, Class A (USD) (1)(2) 1,659,796 9,892
Grupo SBF  1,423,344 3,973
Intelbras Industria de Telecomunicacao Eletronica Brasileira  4,231,444 21,047
Klabin  8,492,768 41,272
Lojas Renner  4,281,959 16,951
114,047
Preferred Stocks 0.7%
Marcopolo (3) 42,522,900 46,940
46,940
Total Brazil (Cost
$162,906
)
160,987
CANADA 7.7%
Common Stocks 7.7%
Altus Group  795,591 26,565

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Aritzia (1)(2) 1,363,592 25,945
ATS (1) 619,941 28,114
CAE (1) 780,844 17,842
Definity Financial  1,075,406 27,068
dentalcorp Holdings (1)(2) 2,431,501 14,088
Descartes Systems Group (1) 629,118 49,069
ERO Copper (1) 229,097 5,507
Exchange Income (2) 552,533 21,533
Filo (1) 1,173,100 22,187
Jamieson Wellness (2) 261,644 6,028
Maple Leaf Foods  834,000 17,405
NuVista Energy (1) 2,813,973 24,306
Orla Mining (1)(2) 4,002,205 18,696
Richelieu Hardware (2) 765,518 25,555
Shopify, Class A (1) 1,019,746 68,888
SNC-Lavalin Group  875,432 25,433
Spin Master  1,362,523 36,330
StorageVault Canada  6,485,316 24,050
Wesdome Gold Mines (1) 4,003,600 21,283
Total Canada (Cost
$405,829
)
505,892
CHINA 12.3%
Common Stocks 7.0%
BOE Varitronix (HKD)  11,767,000 17,971
Bosideng International Holdings (HKD)  30,234,000 13,861
China Overseas Property Holdings (HKD)  20,630,000 24,238
China Resources Gas Group (HKD)  9,366,900 32,449
China Resources Mixc Lifestyle Services (HKD)  12,036,000 58,251
H World Group (HKD) (1) 9,967,000 47,716
Haier Smart Home, Class H (HKD)  8,547,800 28,109
Hesai Group, ADR (USD) (1)(2) 224,956 2,861
Kanzhun, ADR (USD) (1)(2) 4,793,629 89,545
Li Ning (HKD)  3,811,000 23,234
Shandong Weigao Group Medical Polymer, Class H (HKD)  25,777,600 33,291
Tsingtao Brewery, Class H (HKD)  4,130,000 37,138
Yangzijiang Shipbuilding Holdings (SGD)  43,994,300 50,966
459,630
Common Stocks - China A Shares 5.3%
Beijing Career International, A Shares (CNH)  2,340,800 12,271
Bethel Automotive Safety Systems, A Shares (CNH)  1,012,200 12,829
China Oilfield Services, A Shares (CNH)  10,572,019 22,481
Fuyao Glass Industry Group, A Shares (CNH)  5,592,838 29,674
Hichain Logistics, A Shares (4) 4,204,543 12,518
Hongfa Technology, A Shares (CNH)  5,489,132 26,673

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Jason Furniture Hangzhou, A Shares (CNH) (1) 5,990,370 38,006
Moon Environment Technology, A Shares (CNH)  7,087,200 17,195
Qingdao Haier Biomedical, A Shares (4) 2,075,772 13,869
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  4,563,240 12,144
Shandong Pharmaceutical Glass, A Shares (CNH)  5,356,414 19,505
Shenzhen Megmeet Electrical, A Shares (CNH)  7,139,686 32,416
Warom Technology, A Shares (4) 9,875,043 34,517
Yantai Jereh Oilfield Services Group, A Shares (CNH)  5,137,244 20,143
YTO Express Group, A Shares (CNH)  6,108,934 13,448
Yunnan Aluminium, A Shares (CNH)  9,114,000 18,958
Zhejiang Supcon Technology, A Shares (CNH)  1,403,608 10,633
347,280
Total China (Cost
$823,382
)
806,910
DENMARK 0.8%
Common Stocks 0.8%
Royal Unibrew  254,376 21,986
Zealand Pharma (1) 825,894 28,661
Total Denmark (Cost
$41,213
)
50,647
EGYPT 0.2%
Common Stocks 0.2%
Integrated Diagnostics Holdings (USD)  18,119,400 10,012
Total Egypt (Cost
$15,955
)
10,012
FINLAND 0.4%
Common Stocks 0.4%
Valmet  876,795 23,258
Total Finland (Cost
$24,005
)
23,258
FRANCE 4.4%
Common Stocks 4.4%
Edenred  444,321 28,859
Eramet  78,709 6,627
Esker  128,247 21,300
Eurofins Scientific (2) 680,075 46,773
Gaztransport Et Technigaz  286,343 34,923
Nexity (2) 1,089,595 18,449
SPIE  2,703,071 81,141

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Tikehau Capital (2) 1,097,168 27,922
Virbac  78,584 24,205
Total France (Cost
$224,032
)
290,199
GERMANY 4.7%
Common Stocks 4.7%
Adesso (2) 108,624 12,686
Auto1 Group (1)(2) 707,403 7,623
CANCOM  819,441 23,594
Evotec (1) 689,971 18,175
flatexDEGIRO (1)(2) 4,585,098 45,199
Hypoport (1)(2) 105,904 22,097
Knaus Tabbert  381,766 25,156
Nagarro (1)(2) 199,344 18,885
Redcare Pharmacy (1)(2) 662,485 76,811
Scout24  310,664 20,537
Siltronic  415,763 36,601
Total Germany (Cost
$334,266
)
307,364
HONG KONG 0.7%
Common Stocks 0.7%
ASMPT  2,599,200 25,353
Impro Precision Industries  54,349,000 18,783
Total Hong Kong (Cost
$48,277
)
44,136
INDIA 4.0%
Common Stocks 4.0%
Astral  1,559,534 37,504
Blue Star  2,357,744 22,503
CreditAccess Grameen (1) 1,681,342 29,868
Dixon Technologies India  293,633 14,731
FSN E-Commerce Ventures (1) 4,826,559 8,451
Info Edge India  335,725 18,705
Page Industries  41,097 18,993
Polycab India  647,665 38,054
TeamLease Services (1) 518,584 14,838
Torrent Pharmaceuticals  1,254,282 30,690
Zomato (1) 29,750,017 30,474
Total India (Cost
$167,441
)
264,811

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.5%
Common Stocks 0.5%
Cairn Homes (GBP)  28,077,745 34,157
Total Ireland (Cost
$35,235
)
34,157
ITALY 5.0%
Common Stocks 5.0%
Amplifon  3,023,838 102,303
Ariston Holding  3,057,231 28,496
BFF Bank  1,995,390 22,523
Carel Industries  1,468,240 42,024
Ermenegildo Zegna (USD)  3,064,085 48,627
FinecoBank Banca Fineco  2,450,963 38,057
GVS (1) 2,932,047 18,578
Technoprobe (1)(2) 2,648,296 24,217
Total Italy (Cost
$180,369
)
324,825
JAPAN 19.9%
Common Stocks 19.9%
Aida Engineering  2,074,200 14,822
Aiful  22,244,000 55,897
Daiei Kankyo  2,415,200 40,934
Daiwabo Holdings  2,006,400 38,884
DIC  1,497,600 28,270
Disco  124,000 23,309
eGuarantee  718,400 10,660
Eiken Chemical  1,886,200 20,016
Electric Power Development  2,378,000 37,621
Fukui Computer Holdings  678,600 12,526
Fukuoka Financial Group  643,800 15,513
Fuso Chemical  134,800 4,251
Hanwa  1,900,600 65,013
Hikari Tsushin  267,200 39,649
Horiba  509,200 30,039
Idec  1,284,400 27,329
IHI  515,000 12,662
Konica Minolta  1,991,400 7,381
METAWATER  1,574,700 20,305
Mitsui Mining & Smelting  984,000 23,259
Modec (1) 1,795,000 18,888

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Musashi Seimitsu Industry  1,114,000 13,891
Nakanishi  1,180,600 27,203
Nextage (2) 2,933,600 77,053
Nifco  665,300 19,830
Nippon Ceramic  641,000 11,578
Nippon Seiki  2,719,600 19,042
Nippon Soda (3) 1,498,500 56,347
Nipro  4,744,600 34,450
Niterra  1,608,700 34,016
Obara Group (3) 1,277,500 37,320
Persol Holdings  921,900 18,236
Sakata INX (3) 3,859,900 33,271
Sankyu  428,300 14,852
Sanwa Holdings  1,716,400 23,343
Socionext (2) 67,600 7,999
Stanley Electric  1,029,900 19,032
Sumitomo Pharma  2,930,800 12,148
Sumitomo Seika Chemicals  615,900 20,166
Taiheiyo Cement  2,366,900 49,431
Takeuchi Manufacturing  1,123,100 35,196
Takuma  1,425,100 15,594
Tokai Carbon  1,617,200 14,387
Tokyo Century  762,700 29,873
Tokyo Seimitsu  394,100 21,830
Tokyo Tatemono  3,110,800 41,571
Toyo Tire  2,691,700 36,446
Yellow Hat  2,316,600 30,438
Total Japan (Cost
$1,208,469
)
1,301,771
MEXICO 0.8%
Common Stocks 0.8%
Corp. Inmobiliaria Vesta (2) 7,616,208 27,613
Corp. Inmobiliaria Vesta, ADR (USD)  180,345 6,541
Grupo Aeroportuario del Sureste, ADR (USD)  58,013 16,417
Total Mexico (Cost
$28,959
)
50,571
NETHERLANDS 1.6%
Common Stocks 1.6%
Aalberts  575,123 25,952
IMCD  340,145 51,542
Van Lanschot Kempen, CVA  892,702 29,251
Total Netherlands (Cost
$41,224
)
106,745

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NEW ZEALAND 0.3%
Common Stocks 0.3%
Fisher & Paykel Healthcare  1,258,727 19,217
Total New Zealand (Cost
$1,233
)
19,217
NORWAY 1.2%
Common Stocks 1.2%
Subsea 7  2,264,967 30,439
TGS  3,602,880 48,089
Total Norway (Cost
$79,365
)
78,528
RUSSIA 0.0%
Common Stocks 0.0%
HeadHunter Group, ADR (USD) (1)(5) 975,900 —
Total Russia (Cost
$21,701
)
—
SAUDI ARABIA 0.3%
Common Stocks 0.3%
Saudi Tadawul Group Holding  312,074 16,750
Total Saudi Arabia (Cost
$8,735
)
16,750
SPAIN 3.2%
Common Stocks 3.2%
Aedas Homes  1,214,233 21,724
Amadeus IT Group, Class A  1,074,913 77,110
CIE Automotive  825,786 25,881
Fluidra (2) 1,923,686 42,543
Laboratorios Farmaceuticos Rovi  830,932 39,895
Total Spain (Cost
$165,242
)
207,153
SWEDEN 1.8%
Common Stocks 1.8%
Avanza Bank Holding (2) 1,706,800 38,651
Beijer Ref  1,769,351 24,061
Norva24 Group (1) 7,293,969 18,531
Olink Holding, ADR (USD) (1)(2) 1,172,031 22,269

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Trelleborg, Class B  651,562 17,346
Total Sweden (Cost
$90,028
)
120,858
SWITZERLAND 1.8%
Common Stocks 1.8%
ams (1) 2,223,655 19,683
DKSH Holding  554,291 44,727
Montana Aerospace (1) 1,736,582 27,332
Sensirion Holding (1)(2) 155,834 13,657
SKAN Group  131,039 12,011
Total Switzerland (Cost
$138,136
)
117,410
TAIWAN 0.2%
Common Stocks 0.2%
King Yuan Electronics  6,503,000 13,067
Total Taiwan (Cost
$13,012
)
13,067
UNITED KINGDOM 16.2%
Common Stocks 16.2%
Abcam, ADR (USD) (1) 2,622,507 61,472
Adriatic Metals, CDI (AUD) (1) 11,522,942 27,193
Ascential (1)(3) 29,486,579 79,249
Auction Technology Group (1) 2,079,417 18,946
Baltic Classifieds Group  12,035,281 30,625
Big Yellow Group  2,082,379 28,658
Bridgepoint Group  5,620,574 13,636
Croda International  832,471 63,029
Dechra Pharmaceuticals  808,485 38,542
Derwent London  776,412 21,099
Diploma  328,614 13,668
Dowlais Group (1) 9,864,738 15,608
Dr. Martens  10,114,887 19,787
FD Technologies (1) 1,267,631 29,131
Funding Circle Holdings (1) 16,998,633 10,558
Genuit Group  5,451,367 21,920
Genus  1,002,492 31,711
Helios Towers (1) 19,088,174 22,105
Hiscox  1,092,509 15,122
Intermediate Capital Group  3,407,190 61,493
IQE (1)(2)(3) 72,650,538 18,439
Keywords Studios  2,056,065 46,424

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Oxford Nanopore Technologies (1) 5,461,797 18,445
Persimmon  1,005,899 14,955
Renishaw  383,298 19,205
Rightmove  2,918,602 21,385
Rotork  13,151,676 52,094
Spirax-Sarco Engineering  272,642 38,939
Syncona (1) 8,965,969 17,511
Trainline (1) 8,496,847 28,713
Victrex  2,065,780 41,016
Watches of Switzerland Group (1) 2,647,752 25,694
Weir Group  1,335,573 31,455
YouGov  5,112,378 63,577
Total United Kingdom (Cost
$982,343
)
1,061,404
UNITED STATES 0.6%
Common Stocks 0.6%
Kosmos Energy (1) 5,811,567 41,262
Total United States (Cost
$36,355
)
41,262
VIETNAM 1.4%
Common Stocks 1.4%
Asia Commercial Bank  18,131,705 18,211
FPT  10,294,086 39,269
Hoa Phat Group (1) 29,411,600 35,058
Total Vietnam (Cost
$79,706
)
92,538
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.32% (3)(6) 154,722,518 154,723
Total Short-Term Investments (Cost $154,723) 154,723

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 5.32% (3)(6) 122,947,429 122,947
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 122,947
Total Securities Lending Collateral (Cost $122,947) 122,947
Total Investments in Securities 101.6%
(Cost $5,835,215) $ 6,648,271
Other Assets Less Liabilities (1.6)% (107,158)
Net Assets 100.0% $ 6,541,113
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2023.
(3) Affiliated Companies
(4) China A shares held through the QFII are subject to certain restrictions.
(5) Level 3 in fair value hierarchy.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Arco Platform, Class A  $ (782) $ 3,390 $ —
Ascential  (4,658) 15,445 —
CI&T, Class A  (435) (1,019) —
IQE  (3,663) (10,637) —
Marcopolo  330 24,140 2,113
Nippon Soda  127 11,677 1,275
Obara Group  (550) 8,677 457
Sakata INX  (1,874) 7,794 649
T. Rowe Price Government Reserve Fund, 5.32% — — 3,968++
Affiliates not held at period end (60,839) 56,641 —
Totals $ (72,344)# $ 116,108 $ 8,462+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
Arco Platform, Class A  $ 18,902 $ — $ 1,380 $ *
Ascential  59,241 13,460 8,897 79,249
CI&T, Class A  8,342 3,293 724 *
IQE  30,600 2,976 4,500 18,439
Marcopolo  24,952 — 2,152 46,940
Media Do  11,002 — 43,257 —
Molten Ventures  29,226 — 53,612 —
Nippon Soda  45,056 1,073 1,459 56,347
Obara Group  31,396 — 2,753 37,320
Sakata INX  29,275 — 3,798 33,271
T. Rowe Price Government
Reserve Fund, 5.32% 190,991  ¤  ¤ 277,670
Total $ 549,236^

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,462 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $573,054.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Discovery Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Discovery Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 435,676 $ 5,887,985 $ — $ 6,323,661
Preferred Stocks — 46,940 — 46,940
Short-Term Investments 154,723 — — 154,723
Securities Lending Collateral 122,947 — — 122,947
Total $ 713,346 $ 5,934,925 $ — $ 6,648,271

T. ROWE PRICE International Discovery Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F38-054Q3 07/23